24. Post-Employment Benefits (Details 12)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	100.00%	100.00%
Fixed Income
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	77.80%	87.50%
Variable income
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	5.70%	6.20%
Loans
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	2.00%	1.10%
Real estate
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	3.80%	1.50%
Investment structuring
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	8.10%	3.70%
Foreign investments
DisclosureOfAssetAllocationLineItems [Line Items]
Asset allocation	2.60%	0.00%